Note Payable, Net	3 Months Ended
Mar. 31, 2026
Note Payable, Net [Abstract]
NOTE PAYABLE, NET

NOTE 9 – NOTE PAYABLE, NET

In February 2026, the Company entered into two securities purchase agreements with Vanquish Funding Group, Inc., pursuant to which the Company issued to the investor two promissory notes in the principal amount of $467,820, for a purchase price of $414,000, reflecting an original issue discount of $53,820 (the “Note”). The Note carries a one-time interest charge of $56,138 and is repayable in seven monthly payments beginning August 15, 2026 in the amount of $288,176 and for the next 6 months thereafter in the amount of $39,297. The Note matures on February 15, 2027. In connection with the issuance of the two promissory notes, the Company incurred debt issuance costs of $34,000 which is capitalized and will be amortized into interest expense over the term of the two promissory notes.

On March 25, 2026, the Company entered into a Business Loan and Security Agreement (the “Business Loan Agreement”) with Agile Lending, LLC, pursuant to which the Company obtained a loan from the investor in the principal amount of $787,500 (the “Business Loan”), with net proceeds to the Company of $750,000, following the payment of an administration fee of $37,500, with a total repayment amount of $1,134,000, including interest charges of $346,500 (assuming all payments are made on time and the Business Loan is not prepaid) repayable in 30 weekly installments of $37,800 with a maturity date of October 22, 2026. Pursuant to the Business Loan Agreement, the Company granted the investor a continuing security interest in certain collateral (as defined in the Business Loan Agreement). In connection with the Business Loan, the Company issued the investor a Confessed Judgement Secured Promissory Note (the “Secured Note”) dated March 25, 2026 in the amount $787,500 with a maturity date of October 22, 2026.

The note payable as of March 31, 2026 is as follows:

March 31, 2026
Principal amount	$1,255,320
Less: unamortized debt issuance costs	(29,823)
Less: unamortized debt discount	(83,470)
Note payable, net	$1,142,027

For the three months ended March 31, 2026, amortization of debt discount and debt issuance costs related to note payable amounted to $12,026 which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the three months ended March 31, 2026, interest expense related to note payable amounted to $18,337 which have been included in interest expense - other on the accompanying condensed consolidated statements of operations and comprehensive loss.